SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: Quarter 2, 2004

Check here if Amendment [  ];        Amendment Number: ___
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:



Name:             SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:          3060 PEACHTREE ROAD, NW SUITE 1555
                  ----------------------------------
                  ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:         MICHAEL MCCARTHY
              ----------------

Title:        PRINCIPAL
              ----------

Phone:        404-842-9600
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Signature, Place, and Date of Signing:



/S/ MICHAEL MCCARTHY         ATLANTA, GA                  AUGUST 5, 2004
--------------------        -------------                 --------------
[Signature]                 [City, State]                    [Date]




Report Type       (Check only one.):
-----------       ------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management 12/31/2003

Number of Other Included Managers:               0
                                              -------
Form 13F Information Table Entry Total:         40
                                              -------


Form 13F Information Table Value Total      $1,525,157 (thousands)
                                            ------------------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



    No. Form 13F File Number Name


    ____     28-_____________________           __________________________

    [Repeat as necessary.]

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                                    FORM 13F


Page 1 of 2                              Name of Reporting Manager: Shapiro Capital Management Company, Inc

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's  Voting Authority
                                                             Fair        Shares of  Discretion           See       (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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

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Adolph Coors Class B               Cl B Common   217016104   $99,574,925    1,376,485     a                       a
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Alliant Techsystems Inc.                Common   018804104   $86,073,043    1,358,905     a                       a
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US Cellular                             Common   911684108   $83,776,860    2,173,200     a                       a
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Sierra Pacific Resources                Common   826428104   $83,125,365   10,781,500     a                       a
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Tidewater Inc.                          Common   886423102   $82,526,630    2,769,350     a                       a
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IMC Global Inc.                         Common   449669100   $79,965,840    5,967,600     a                       a
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Hanover Compressor Co.                  Common   410768105   $78,998,233    6,638,507     a                       a
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Walter Industries, Inc.                 Common   93317Q105   $76,254,866    5,598,742     a                       a
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Steris Corporation                      Common   859152100   $73,548,984    3,260,150     a                       a
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Chiquita Brands International           Common   170032809   $65,540,080    3,132,891     a                       a
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Platinum Underwriters Holdings          Common   G7127P100   $63,493,869    2,086,555     a                       a
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Cincinnati Bell Inc.                    Common   171871106   $62,284,817   14,028,112     a                       a
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Montpelier RE Holdings LTD              Common   G62185106   $58,752,698    1,681,050     a                       a
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Lifepoint Hospitals Inc.                Common   53219L109   $57,578,410    1,546,975     a                       a
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Viasys Healthcare                       Common   92553Q209   $53,944,036    2,579,820     a                       a
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Hospira Inc.                            Common   441060100   $51,042,253    1,849,357     a                       a
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Gentek Inc.                             Common   37245x203   $42,886,000    1,072,150     a                       a
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Robert Mondavi Corp - Cl A         Cl A Common   609200100      $37,157,011    1,003,701     a                    a
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FMC Corporation                         Common   302491303      $34,979,454      811,400     a                    a
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Earthlink Inc.                          Common   270321102      $32,508,149    3,140,884     a                    a
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Instinet Group Incorporated             Common   457750107      $31,353,348    5,938,134     a                    a
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Sybron Dental Specialties               Common   871142105      $30,047,368    1,006,612     a                    a
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              SubTotal Page 1                                 $1,365,412,238   79,802,080
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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's  Voting Authority
                                                             Fair        Shares of  Discretion           See       (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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Gartner, Inc. CL B                 Cl B Common   366651206      $29,970,281    2,325,080     a                    a
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Encore Acquisition Company              Common   29255w100      $25,193,700      903,000     a                    a
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Primedia, Inc.                          Common   74157K101      $24,832,283    8,932,476     a                    a
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iShares Russell 2000 Value              Common   464287630      $18,487,790      107,300     a                    a
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Abbott Labs                             Common   002824100      $14,758,177      362,075     a                    a
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Axis Capital Holdings Ltd               Common   G0692U109      $10,287,200      367,400     a                    a
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Time Warner, Inc.                       Common   887317105       $9,799,092      557,400     a                    a
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iShares Russell 2000                    Common   464287655       $7,492,365       63,500     a                    a
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SPDR Trust Series 1                     Common   78462F103       $6,184,620       54,000     a                    a
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Kraft Foods Inc.                        Common   50075n104       $5,167,008      163,100     a                    a
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Liberty Media Corp-A               Cl A Common   530718105       $2,646,656      294,400     a                    a
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OGE Energy Corp.                        Common   670837103       $1,986,023       77,975     a                    a
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OGE EGY CAP I 8.375%39               Preferred   67084c200         $810,781       31,450     a                    a
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Primedia Preferred 10% Series D      Preferred   74157K606         $686,200        7,300     a                    a
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Cadbury Schwepe 8.625% Series A      Preferred   127207207         $469,613       18,280     a                    a
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Compass Minerals International, Inc.    Common   20451N101         $428,298       22,100     a                    a
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ConAgra Foods, Inc.                     Common   205887102         $289,756       10,700     a                    a
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Host Marriott 6.75%                  Preferred   441079407         $255,625        5,000     a                    a
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              SubTotal Page 2                                  $159,745,469   14,302,536
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                Grand Total                                  $1,525,157,707   94,104,616
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